Annual Total Returns- JPMorgan SmartRetirement 2055 Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan SmartRetirement 2055 Fund - Class A	2013	2014	2015	2016	2017	2018	2019	2020
Total	22.75%	7.63%	(1.78%)	6.54%	21.69%	(9.97%)	24.56%	15.11%